Document and Entity Information	0 Months Ended
Nov. 26, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 26, 2014
Registrant Name	DREYFUS PREMIER INVESTMENT FUNDS INC
Central Index Key	0000881773
Amendment Flag	false
Document Creation Date	Nov. 25, 2014
Document Effective Date	Nov. 26, 2014
Prospectus Date	Nov. 26, 2014
Dreyfus Global Infrastructure Fund | Class A
Risk/Return:
Trading Symbol	DGANX
Dreyfus Global Infrastructure Fund | Class C
Risk/Return:
Trading Symbol	DGCNX
Dreyfus Global Infrastructure Fund | Class I
Risk/Return:
Trading Symbol	DIGNX
Dreyfus Global Infrastructure Fund | Class Y
Risk/Return:
Trading Symbol	DYGNX